Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Schedule of Goodwill
Amount
RMB
Balance as of December 31, 2022	454
Impairment loss (Note (a))	(454)
Balance as of December 31, 2023 and 2024	—
Addition (Note (b))	621
Impairment loss (Note (c))	(621)
Balance as of December 31, 2025	—